Fair Value Measurements (Fair Value Of Financial Instruments Measured On A Recurring Basis) (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swaps	$ (3,711)
Contingent consideration obligations	(402)	(501)
Total	(4,113)
Significant Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swaps	(3,711)
Total	(3,711)
Significant Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration obligations	(402)	(501)
Total	$ (402)